UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9098

                       AMERICAN BEACON MASTER TRUST
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2004

                  Date of reporting period: December 31, 2004


ITEM 1. REPORT TO STOCKHOLDERS.

                       [LOGO OF AMERICAN AADVANTAGE FUNDS]
                                    AMERICAN
                               AADVANTAGE FUNDS(R)

----------------------------------[LOGO]----------------------------------------

                                 ANNUAL REPORT
                               DECEMBER 31, 2004

                                                        MONEY MARKET FUNDS

                                                         MONEY MARKET FUND
                                         U.S. GOVERNMENT MONEY MARKET FUND
                                               MUNICIPAL MONEY MARKET FUND

                         MANAGED BY AMR INVESTMENTS

ABOUT AMR INVESTMENTS
--------------------------------------------------------------------------------

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation. Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.

CONTENTS
--------------------------------------------------------------------------------

PRESIDENT'S MESSAGE ...........................   1

FINANCIAL HIGHLIGHTS MONEY MARKET FUND ........  22

  U.S. GOVERNMENT MONEY MARKET FUND ...........  24

  MUNICIPAL MONEY MARKET FUND .................  26

SCHEDULE OF INVESTMENTS

  MONEY MARKET PORTFOLIO ......................  29

  U.S. GOVERNMENT MONEY MARKET PORTFOLIO ......  31

  MUNICIPAL MONEY MARKET PORTFOLIO ............  32

ADDITIONAL INFORMATION ...........INSIDE BACK COVER

--------------------------------------------------------------------------------

Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each adviser's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, AMR Investment Services, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

--------------------------------------------------------------------------------

American AAdvantage Funds                                      December 31, 2004

                                 AMR INVESTMEMTS

                                                     [PHOTO OF WILLIAM F. QUINN]

FELLOW SHAREHOLDERS:
Enclosed please find the Annual Report for the American AAdvantage Funds for the twelve months ended December 31, 2004. During this time, the money market series of the American AAdvantage Funds performed well versus their peers.

The year began with the lowest Fed Funds rate in 45 years at 1.0%. The U.S. economy in 2004 can best be characterized as experiencing modest inflation with a benign outlook. As a result, the Federal Reserve Board felt comfortable increasing the short-term interest rate by 125 basis points to 2.25%. Even at this level, the "real" interest rate is below historical levels.

The Cash Management Class of the American AAdvantage Funds produced strong relative returns for the period. The Money Market Fund-Cash Management Class returned 1.30% for the year, outperforming the Lipper Institutional Money Market Average return of 1.00%. The U.S. Government Money Market - Management Class outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 1.22% versus 0.99% for the Average. Despite rising rates, the Money Market Fund-Cash Management Class continued to surpass its Lipper peer group over all time periods.

Looking forward, record trade deficits caused by a combination of the lower value of the dollar and higher crude prices will have to be watched closely. Although we expect continued increases in the Fed Funds rate, continued unfettered trade deficit increases could cause the Fed to tighten more aggressively. Thus, we will continue to actively manage the duration and quality of the money market portfolios as we evaluate economic growth, inflation, and the direction of interest rates.

Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.aafunds.com. Thank you for your continued confidence in the American AAdvantage Funds.

                                                 Sincerely,

                                                 /s/ William F. Quinn

                                                 William F. Quinn
                                                 President
                                                 American AAdvantage Funds

ECONOMIC OVERVIEW
================================================================================

The year began with an improving economic environment. However, while growth indicators were robust, the labor market remained muted until the March employment report was released in April. In March, U.S. employers created 353,000 new non-farm jobs, thereby removing the critical missing link between a transitory cyclical rebound and the onset of a period of prolonged economic expansion. The strong employment data caused a sharp sell-off in the fixed income market in anticipation that the Federal Open Market Committee (FOMC) would soon begin to raise the overnight Fed Funds rate. The first rate hike of 25 basis points occurred at the June 30th FOMC meeting, bringing the overnight Fed Funds target to 1.25%. The FOMC continued its tightening policy of 25 basis points at each of the remaining Fed meetings, bringing the Fed Funds target to 2.25% by the end of 2004.

     Toward the end of the year, the U.S. economy gathered momentum, buoyed by a decisive result of the November Presidential election. Monthly non-farm payroll growth averaged over 200K, crude prices fell from their record highs, broad equity indexes rallied, and most retailers reported a strong holiday shopping season. Going forward, as long as productivity keeps pace with wage growth in a gradually tightening labor market, it appears the Fed has no incentive of abandoning its "measured" (25 basis point rate increases) policy adjustment stance absent a sharp rise in commodity prices or a sharp fall in the U.S. dollar.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET FUND(R)
================================================================================

    As evidence mounted that money market interest rates would head higher in the second half of the year, the weighted-average maturity of the American AAdvantage Money Market Fund was allowed to roll down from above 50 days to about 30 days. This strategy enabled the Fund to take advantage of higher overnight rates. The rolldown became even more beneficial when the Fed raised the overnight rate 25 basis points to 1.25% from 1.00% at the JuneFOMC meeting. A shorter average maturity was maintained as the market began to anticipate further interest rate increases by the Fed. A large position in variable rate securities will likely be maintained in conjunction with a concentration in overnight investments as the weighted-average maturity of the Fund will likely remain in the 30 to 40 day range until evidence emerges that the Fed has completed its current tightening cycle.

    For the twelve months ended December 31, 2004, the total return of the Cash Management Class of the American AAdvantage Money Market Fund was 1.30%. The Fund outperformed the Lipper Institutional Money Market Average return of 1.00% by 30 basis points. Lipper Analytical Services ranked the Cash Management Class of the Fund 22nd among 304 and 37th among 260 Institutional Money Market Funds for the one-year and three-years ended December 31, 2004, respectively.

              CASH MANAGEMENT CLASS TOTAL RETURNS AS OF DECEMBER 31, 2004

                        [CHART OF CASH MANAGEMENT CLASS]

                      AMERICAN AADVANTAGE           LIPPER INSTITUTIONAL
                       MONEY MARKET FUND         MONEY MARKET FUND AVERAGE
1 YEAR                       1.30                          1.00
3 YEARS*                     1.37                          1.13
5 YEARS*                     2.92                          2.67
10 YEARS*                    4.24                          4.03

                                  [END CHART]

*Annualized

                                                      ANNUALIZED TOTAL RETURNS
                                                  ==============================
                                                          AS OF 12/31/04
                                                  ------------------------------
                                                  1 YEAR     5 YEARS    10 YEARS
                                                  ------     -------    --------

Cash Management Class (1,3)..................      1.30%      2.92%       4.24%
Institutional Class (1)......................      1.20%      2.87%       4.22%
PlanAhead Class (1)..........................      0.93%      2.57%       3.91%
Platinum Class (1,2).........................      0.46%      2.14%       3.54%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 1/1/95 up to 11/8/95, the inception date of the Platinum Class, and the returns of the Platinum Class since inception of the Class. Expenses of the Platinum Class are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the Platinum Class been in place since 1/1/95.

3 Fund performance for the five and ten-year periods represents the total returns achieved by the Institutional Class from 1/1/95 up to 12/1/01, the inception date of the Cash Management Class and the returns of the Cash Management Class since its inception. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than they would have been had the Cash Management Class been in place since 1/1/95.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET FUND(R) -- CONTINUED
================================================================================

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2004

                                              CASH
                                           MANAGEMENT    INSTITUTIONAL    PLANAHEAD     PLATINUM
                                              CLASS         CLASS          CLASS          CLASS
                                          -----------    -------------   -----------   -----------
7-day Current Yield*                          2.15%           2.01%          1.79%         1.39%
7-day Effective Yield*                        2.18%           2.03%          1.80%         1.40%
30-day Yield*                                 2.04%           1.90%          1.67%         1.22%
Weighted
Average
Maturity                                    35 Days         35 Days        35 Days       35 Days
Moody's Rating                                  Aaa             N/A            N/A           N/A
S&P Rating                                     AAAm             N/A            N/A           N/A

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2004

                                                                         % OF
                                                                      NET ASSETS*
                                                                     ------------
Goldman Sachs Group                                                       5.5%
Bank of Scotland Treasury Services plc                                    5.4%
Toyota Motor Credit Corporation                                           4.8%
SouthTrust Bank                                                           4.7%
National City Bank                                                        4.6%
ABN AMRO Bank                                                             4.6%
Wells Fargo and Company                                                   4.5%
Royal Bank of Canada                                                      3.7%
Societe Generale                                                          3.7%
Fifth Third Bank                                                          3.6%

*Percent of net assets portion of AMR Investment Services Money Market
 Portfolio.

ASSET ALLOCATION AS OF DECEMBER 31, 2004

                                                                         % OF
                                                                      NET ASSETS*
                                                                     ------------
Bank CDs, TDs, and Notes                                                 45.5%
Corporate Notes                                                          41.8%
Repurchase Agreements                                                     9.7%
Funding Agreements                                                        2.8%
Net Other Assets                                                          0.2%

*Percent of net assets portion of AMR Investment Services Money Market
 Portfolio.

FUND EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES
    The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
    The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET FUND(R) -- CONTINUED
================================================================================

subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

    You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                                BEGINNING      ENDING
                                                                 ACCOUNT      ACCOUNT       EXPENSES PAID
                                                                  VALUE        VALUE        DURING PERIOD*
                                                                  7/1/04      12/31/04     7/1/04-12/31/04
                                                               ----------    ----------    ---------------

CASH MANAGEMENT CLASS
Actual                                                         $1,000.00      $1,008.08         $0.76
Hypothetical (5% return before expenses)                       $1,000.00      $1,024.38         $0.76
INSTITUTIONAL CLASS
Actual                                                         $1,000.00      $1,007.51         $1.31
Hypothetical (5% return before expenses)                       $1,000.00      $1,023.83         $1.32
PLANAHEAD CLASS
Actual                                                         $1,000.00      $1,006.26         $2.56
Hypothetical (5% return before expenses)                       $1,000.00      $1,022.58         $2.58
PLATINUM CLASS
Actual                                                         $1,000.00      $1,003.85         $4.97
Hypothetical (5% return before expenses)                       $1,000.00      $1,020.18         $5.01

*Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.08%, 0.13%, 0.26%, and 0.50% for the Cash Management, Institutional, PlanAhead, and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND(SM)
================================================================================

    At the beginning of the year, the investment manager to the American AAdvantage U.S. Government Money Market Fund maintained the Fund's weighted-average maturity between 50 and 60 days. This strategy was accomplished primarily by purchasing fixed rate agencies with maturities of six to nine months. In April, the fixed income market began to sell off sharply after the release of the strong March employment data and in anticipation of a Fed rate hike. In response, the weighted-average maturity of the Fund was shortened by investing the proceeds of maturing securities in overnight repurchase agreements or short dated agencies. This strategy proved to be a good move as the FOMC implemented its first rate hike of 25 basis points at the June 30th meeting. This increase took the overnight Fed Funds target to 1.25%. As the FOMC continued its monetary tightening policy of 25 basis points at each of the remaining Fed meetings, the Fund continued to buy variable rate and short dated fixed rate agencies. The year ended with the Fed Funds target at 2.25%, 125 basis points higher than at the start of 2004. In response to monetary policy, the weighted-average maturity of the Fund was shortened to around 15 days by year-end.

For the twelve months ended December 31, 2004, the total return of the Cash Management Class of the American AAdvantage U.S. Government Money Market Fund was 1.22%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.99% by 23 basis points. Lipper Analytical Services ranked the Cash Management Class of the Fund 15th among 142, 11th among 104, and 13th among 56 Institutional U.S. Government Money Market Funds for the one-year, five-years and ten-years ended December 31, 2004, respectively.

           CASH MANAGEMENT CLASS TOTAL RETURNS AS OF DECEMBER 31, 2004

                        [CHART OF CASH MANAGEMENT CLASS]

                      AMERICAN AADVANTAGE U.S.            LIPPER INSTITUTIONAL U.S.
                   GOVERNMENT MONEY MARKET FUND     GOVERNMENT MONEY MARKET FUND AVERAGE
1 YEAR                         1.22                                0.99
3 YEARS*                       1.31                                1.08
5 YEARS*                       2.85                                2.61
10 YEARS*                      4.10                                3.95

                                  [END CHART]

*Annualized

                                                     ANNUALIZED TOTAL RETURNS
                                                  ==============================
                                                          AS OF 12/31/04
                                                  ------------------------------
                                                  1 YEAR     5 YEARS    10 YEARS
                                                  ------     -------    --------
Cash Management Class (1,3)..............          1.22%      2.85%       4.10%
PlanAhead Class (1)......................          0.85%      2.48%       3.73%
Platinum Class (1,2).....................          0.42%      2.07%       3.39%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage U.S. Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Fund performance for the ten-year period represents the total returns achieved by the Cash Management Class from 1/1/95 up to 11/8/95, the inception date of the Platinum Class, and the returns of the Platinum Class since inception of the Class. Expenses of the Platinum Class are higher than those of the Cash Management Class. Therefore, total returns shown are higher than they would have been had the Platinum Class been in existence since 1/1/95.

3 Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2004

                                              CASH
                                           MANAGEMENT     PLANAHEAD      PLATINUM
                                              CLASS         CLASS          CLASS
                                          -----------    -----------    -----------
7-day Current Yield*                          2.08%         1.68%           1.29%
7-day Effective Yield*                        2.10%         1.69%           1.29%
30-day Yield*                                 2.00%         1.61%           1.21%
Weighted Average Maturity                   15 Days       15 Days         15 Days
Moody's Rating                                  Aaa           N/A             N/A
S&P Rating                                     AAAm           N/A             N/A

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

ASSET ALLOCATION AS OF DECEMBER 31, 2004

                                                                        % OF
                                                                     NET ASSETS*
                                                                     -----------
Government Securities                                                   53.5%
Repurchase Agreements                                                   52.4%
Net Other Liabilities                                                   -5.9%

*Percent of net assets portion of AMR Investment Services U.S. Government Money
 Market Portfolio.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND(SM) -- CONTINUED
================================================================================

FUND EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs:(1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES
    The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
    The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

    You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                          BEGINNING        ENDING
                                                           ACCOUNT        ACCOUNT        EXPENSES PAID
                                                            VALUE          VALUE         DURING PERIOD*
                                                            7/1/04        12/31/04      7/1/04-12/31/04
                                                          ----------     ----------     ---------------
CASH MANAGEMENT CLASS
Actual                                                     $1,000.00      $1,007.70          $0.96
Hypothetical (5% return before expenses)                   $1,000.00      $1,024.18          $0.97
PLANAHEAD CLASS
Actual                                                     $1,000.00      $1,005.85          $2.80
Hypothetical (5% return before expenses)                   $1,000.00      $1,022.34          $2.83
PLATINUM CLASS
Actual                                                     $1,000.00      $1,003.66          $4.99
Hypothetical (5% return before expenses)                   $1,000.00      $1,020.16          $5.03

*Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.10%, 0.28%, and 0.50% for the Cash Management, PlanAhead, and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND(SM)
================================================================================

    The investment manager to the American AAdvantage Municipal Money Market Fund targeted a neutral weighted-average maturity in the first half of the year, focusing on variable rate demand notes (VRDNs) backed by either bond insurance or a bank letter of credit. As it became apparent the Fed would raise interest rates 25 basis points at the June FOMC meeting, the Fund maintained a high concentration in VRDNs and the investment manager allowed the average maturity to roll down. The investment manager will continue to focus purchases on the VRDN market and buy selective fixed rate instruments when opportunites surface in this rising interest rate environment.

     For the twelve months ended December 31, 2004, the total return of the PlanAhead Class of the American AAdvantage Municipal Money Market Fund was 0.31% as compared to the Lipper Tax-Exempt Money Market Average return of 0.56%.

              PLANAHEAD CLASS TOTAL RETURNS AS OF DECEMBER 31, 2004

                           [CHART OF PLANAHEAD CLASS]

                         AMERICAN AADVANTAGE              LIPPER TAX-EXEMPT
                     MUNICIPAL MONEY MARKET FUND      MONEY MARKET FUND AVERAGE
1 YEAR                        $0.31                            $0.56
3 YEARS*                       0.52                             0.63
5 YEARS*                       1.48                             1.52
10 YEARS*                      2.31                             2.30

                                   [END CHART]

*Annualized

                                                      ANNUALIZED TOTAL RETURNS
                                                    ============================
                                                          AS OF 12/31/04
                                                    ----------------------------
                                                    1 YEAR   5 YEARS    10 YEARS
                                                    ------   -------    --------
PlanAhead Class (1)......................            0.31%    1.48%       2.31%
Platinum Class (1,2).....................            0.31%    1.20%       2.03%

1 Past performance is not indicative of future performance. An investment in the American AAdvantage Municipal Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Fund performance for the ten-year period represents the total returns achieved by the Institutional Class, a former Class of the Fund, from 1/1/95 up to 11/8/95, the inception date of the Platinum Class, and the returns of the Platinum Class since inception of the Class. Expenses of the Platinum Class are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the Platinum Class been in place since 1/1/95.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2004

                                                            PLANAHEAD        PLATINUM
                                                              CLASS            CLASS
                                                           -----------      ----------
7-day Current Yield*                                          0.98%            0.98%
7-day Effective Yield*                                        0.98%            0.98%
30 day Yield*                                                 0.73%            0.73%
Weighted Average Maturity                                    5 Days          5 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2004

                                                                              % OF
                                                                           NET ASSETS*
                                                                           -----------
Moffat County, Colorado Pollution Control                                      9.4%
Michigan State Housing Development Authority                                   5.2%
Alachua County, Florida Housing Financial Authority                            5.2%
Village of Richton Park, Illinois-Industrial Development Revenue Bonds         5.1%
Gulf Coast Waste Disposal Authority (Texas)                                    4.8%
Industrial Development Authority of the City of Mesa, Arizona                  4.8%
Ohio Water Development Authority                                               4.8%
Montgomery County, Maryland Variable Rate Housing Revenue Bonds                4.8%
Calcasieu Parish Public Trust Authority                                        4.5%
Brazos Harbor Industrial Development Corporation                               4.3%

*Percent of net assets portion of AMR Investment Services Municipal Money Market
 Portfolio.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND(SM) -- CONTINUED
================================================================================

ASSET ALLOCATION AS OF DECEMBER 31, 2004

                                                                        % OF
                                                                      NET ASSETS*
                                                                     ------------
Municipal Obligations                                                   92.3%
Other Investments                                                        7.5%
Net Other Assets                                                         0.2%

*Percent of net assets portion of AMR   Investment Services Municipal Money
 Market Portfolio.

FUND EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES
    The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
    The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

    You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                           BEGINNING      ENDING
                                                            ACCOUNT       ACCOUNT        EXPENSES PAID
                                                             VALUE         VALUE         DURING PERIOD*
                                                            7/1/04        12/31/04      7/1/04-12/31/04
                                                          -----------    ----------     ---------------
PLANAHEAD CLASS
Actual                                                     $1,000.00      $1,002.43          $5.06
Hypothetical (5% return before expenses)                   $1,000.00      $1,020.08          $5.11
PLATINUM CLASS
Actual                                                     $1,000.00      $1,002.53          $4.97
Hypothetical (5% return before expenses)                   $1,000.00      $1,020.17          $5.02

*Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.51% and 0.50% for the PlanAhead and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
American AAdvantage Money Market Fund
American AAdvantage U.S. Government Money Market Fund
American AAdvantage Municipal Money Market Fund

We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Fund, the American AAdvantage U.S. Government Money Market Fund, and the American AAdvantage Municipal Money Market Fund, (collectively, "the Funds") (separate funds comprising the American AAdvantage Funds) as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for purposes of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                 /s/ Ernst & Young LLP

Chicago, Illinois
February 18, 2005

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004
================================================================================

                                                                                     U.S. GOVERNMENT    MUNICIPAL
                                                                     MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                                     ============    ===============   ============
                                                                              (IN THOUSANDS, EXCEPT SHARE
                                                                                  AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value ..........................     $    646,212      $    40,639      $    5,176
    Receivable for fund shares sold ............................               90                -               -
    Receivable from Manager for expense ........................
    reimbursement (Note 2) .....................................               15                2               3
    Prepaid expenses       .....................................               31               13               8
    Other assets ...............................................                -                -               2
                                                                     ------------      -----------      ----------
         TOTAL ASSETS ..........................................          646,348           40,654           5,189
                                                                     ------------      -----------      ----------
LIABILITIES:
    Payable for fund shares redeemed ...........................                2                -               -
    Dividends payable ..........................................               42               46               -
    Administrative service and service fees payable
      (Note 2) .................................................               80                3               2
    Distribution fees payable (Note 2) .........................               11                -               1
    Other liabilities ..........................................               84               29               8
                                                                     ------------      -----------      ----------
        TOTAL LIABILITIES ......................................              219               78              11
                                                                     ------------      -----------      ----------
NET ASSETS .....................................................     $    646,129      $    40,576      $    5,178
                                                                     ============      ===========      ==========
ANALYSIS OF NET ASSETS:
    Paid-in-capital ............................................          646,129           40,576           5,178
                                                                     ------------      -----------      ----------
NET ASSETS .....................................................     $    646,129      $    40,576      $    5,178
                                                                     ============      ===========      ==========
Shares outstanding (no par value):
    Cash Management Class ......................................      434,586,902       28,591,053             N/A
                                                                     ============      ===========      ==========
    Institutional Class ........................................       34,145,844              N/A             N/A
                                                                     ============      ===========      ==========
    PlanAhead Class ............................................      132,438,353        5,370,156       1,706,173
                                                                     ============      ===========      ==========
    Platinum Class .............................................       44,958,356        6,615,365       3,471,946
                                                                     ============      ===========      ==========
Net asset value per share, offering and redemption price per share:
    Cash Management Class ......................................     $       1.00      $      1.00             N/A
                                                                     ============      ===========      ==========
    Institutional Class ........................................     $       1.00              N/A             N/A
                                                                     ============      ===========      ==========
    PlanAhead Class ............................................     $       1.00      $      1.00      $     1.00
                                                                     ============      ===========      ==========
    Platinum Class .............................................     $       1.00      $      1.00      $     1.00
                                                                     ============      ===========      ==========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004
================================================================================

                                                                                     U.S. GOVERNMENT      MUNICIPAL
                                                                     MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                                     ============    ===============    ============
                                                                                      (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Interest income ............................................         $6,074            $610             $87
    Portfolio expenses .........................................           (475)            (51)             (8)
                                                                         ------            ----             ---
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO .........          5,599             559              79
                                                                         ------            ----             ---
FUND EXPENSES:
     Administrative service fees (Note 2):
        Cash Management Class ..................................             89              17               -
        Institutional Class ....................................             84               -               -
        PlanAhead Class ........................................            165              14               3
        Platinum Class .........................................            316              45              26
     Transfer agent fees:
        Cash Management Class ..................................             32               7               -
        Institutional Class ....................................              8               -               -
        PlanAhead Class ........................................             38               4               3
        Platinum Class .........................................             18               3               3
     Professional fees .........................................              8               4               -
     Registration fees and expenses ............................             47              28              31
     Distribution fees - Platinum Class (Note 2) ...............            122              17              10
     Service Fees - PlanAhead Class (Note 2) ...................            414              34               8
     Other expenses ............................................             46               6               4
                                                                         ------            ----             ---
           TOTAL FUND EXPENSES .................................          1,387             179              88
                                                                         ------            ----             ---
LESS WAIVER AND REIMBURSEMENT OF EXPENSES (NOTE 2) .............            140              38              28
                                                                         ------            ----             ---
           NET FUND EXPENSES ...................................          1,247             141              60
                                                                         ------            ----             ---
NET INVESTMENT INCOME ..........................................          4,352             418              19
                                                                         ------            ----             ---
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
     Net realized gain on investments ..........................             15               3               -
                                                                         ------            ----             ---
           NET GAIN ON INVESTMENTS .............................             15               3               -
                                                                         ------            ----             ---
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........         $4,367            $421             $19
                                                                         ======            ====             ===

                             See accompanying notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                  MONEY MARKET
                                                                           =========================
                                                                             YEAR ENDED DECEMBER 31,
                                                                           =========================
                                                                               2004          2003
                                                                             --------      --------
                                                                                (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ......................................            $     4,352   $     4,684
   Net realized gain on investments ...........................                     15             5
                                                                           -----------   -----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      4,367         4,689
                                                                           -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
    Cash Management Class .....................................                 (1,707)         (672)
    Institutional Class .......................................                   (883)       (2,597)
    PlanAhead Class ...........................................                 (1,553)       (1,034)
    Platinum Class ............................................                   (209)         (378)
   Net realized gain on investments:
    Cash Management Class .....................................                     (5)            -
    Institutional Class .......................................                     (3)           (3)
    PlanAhead Class ...........................................                     (5)           (1)
    Platinum Class ............................................                     (2)           (1)
                                                                           -----------   -----------
       DISTRIBUTIONS TO SHAREHOLDERS: .........................                 (4,367)       (4,686)
                                                                           -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ..............................              2,055,052     3,048,924
   Reinvestment of dividends and distributions ................                  4,040         3,467
   Cost of shares redeemed ....................................             (1,865,342)   (4,150,353)
                                                                           -----------   -----------
       NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
         TRANSACTIONS .........................................                193,750    (1,097,962)
                                                                           -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS .........................                193,750    (1,097,959)
NET ASSETS:
   Beginning of period ........................................                452,379     1,550,338
                                                                           -----------   -----------
   END OF PERIOD ..............................................            $   646,129   $   452,379
                                                                           ===========   ===========

                             See accompanying notes
--------------------------------------------------------------------------------

================================================================================

U.S. GOVERNMENT MONEY MARKET                 MUNICIPAL MONEY MARKET
=============================              ==========================
   YEAR ENDED DECEMBER 31,                   YEAR ENDED DECEMBER 31,
=============================              ==========================
  2004                 2003               2004                 2003
---------           ---------           --------            ---------
                           (IN THOUSANDS)
$     418           $     946           $     19            $      40
        3                   3                  -                    -
---------           ---------           --------            ---------
      421                 949                 19                   40
---------           ---------           --------            ---------
     (297)               (227)                 -                    -
        -                   -                  -                   (6)
      (93)               (675)                (7)                 (17)
      (28)                (44)               (12)                 (17)
       (2)                 (1)                 -                    -
        -                   -                  -                    -
       (1)                 (2)                 -                    -
        -                   -                  -                    -
---------           ---------           --------            ---------
     (421)               (949)               (19)                 (40)
---------           ---------           --------            ---------
  163,517             351,780             16,442               21,327
       48                  57                 19                   32
 (178,586)           (629,499)           (17,626)             (94,625)
---------           ---------           --------            ---------
  (15,021)           (277,662)            (1,165)             (73,266)
---------           ---------           --------            ---------
  (15,021)           (277,662)            (1,165)             (73,266)
   55,597             333,259              6,343               79,609
---------           ---------           --------            ---------
$  40,576           $  55,597           $  5,178            $   6,343
=========           =========           ========            =========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2004
================================================================================

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940
(the "Act"), as amended, as a no-load, open-end management investment company with separate series. The following series are included in this report:
American AAdvantage Money Market, American AAdvantage U.S. Government Money Market and American AAdvantage Municipal Money Market Funds (each a "Fund" and collectively, the "Funds").

    Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. Differences between the classes include the services offered to and the expenses borne by each class. Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares. Effective October 9, 2003, the Institutional Class of the Municipal Money Market Fund was no longer offered.

    Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

AMERICAN AADVANTAGE:   --> INVESTS ASSETS IN -->       AMR INVESTMENT SERVICES TRUST:
-------------------                                    ------------------------------
Money Market Fund                                      Money Market Portfolio
U.S. Government Money Market Fund                      U.S. Government Money Market Portfolio
Municipal Money Market Fund                            Municipal Money Market Portfolio

    Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (11.95%, 16.29% and 14.67% at December 31, 2004 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

    AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

    The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

    The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

    Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

    Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

  Federal Income and Excise Taxes

    It is the policy of each of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

    All dividends paid by the Municipal Money Market Fund were "exempt-interest dividends" and therefore are 100% free of any regular federal income tax. Approximately 22% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Allocation of Income, Expenses, Gains and Losses

    Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

  Valuation of Shares

    The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of class shares outstanding.

  Use of Estimates

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

    Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES
  Administrative Services Agreement

    The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

annualized fee of 0.10% of the average daily net assets of each of the Institutional, PlanAhead and Platinum Classes of the Funds.

    The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.55% of the average daily net assets of the Platinum Class of each Fund.

    A separate Administrative Services Plan has been adopted for the Cash Management Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.07% of the average daily net assets of the Cash Management Class of each Fund.

  Distribution Plan

    The Trust, except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

    A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Class of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of each class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

  Service Agreement

    The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

  Reimbursement and Waiver of Expenses

    The Manager contractually agreed to reimburse each Cash Management Class Fund for other expenses through December 31, 2004 to the extent that total annual fund operating expenses exceed 0.15% and 0.19% for the Money Market and U.S. Government Money Market Funds, respectively.

    The Manager contractually agreed to reimburse the Platinum Class of each Fund for other expenses through December 31, 2004 to the extent that total annual fund operating expenses exceed 0.99%. In addition, the Manager agreed to voluntarily waive additional fees to the extent necessary to preserve a certain

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

minimum level of returns for PlanAhead and Platinum Class Fund shareholders. During the year ended December 31, 2004, the Manager waived or reimbursed expenses as follows:

FUND                                                                     AMOUNT
----                                                                    --------
Money Market Fund
  Cash Management Class ........................................        $103,320
  Platinum Class ...............................................          36,932
U.S. Government Money Market Fund
  Cash Management Class ........................................          25,824
  PlanAhead Class ..............................................           1,317
  Platinum Class ...............................................          11,270
Municipal Money Market Fund
  PlanAhead Class ..............................................           3,180
  Platinum Class ...............................................          24,416

  Expense Reimbursement Plan

    The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:

                                  U.S. GOVERNMENT          MUNICIPAL
YEAR         MONEY MARKET           MONEY MARKET          MONEY MARKET
----         ------------         ---------------         ------------
2006           $ 83,552               $77,375               $18,920
2007            140,252                38,411                27,596

  Other

    Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

3. SUBSEQUENT EVENT

    Subsequent to December 31, 2004, AMR Investment Services, Inc. will become American Beacon Advisors, Inc. and the American AAdvantage Funds will be known as the American Beacon Funds. The name change becomes effective March 1, 2005.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

4. CAPITAL SHARE TRANSACTIONS

    The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Year Ended December 31, 2004
----------------------------

                                             CASH MANAGEMENT
MONEY MARKET FUND                                 CLASS        INSTITUTIONAL CLASS   PLANAHEAD CLASS    PLATINUM CLASS
-----------------                            ---------------   -------------------   ---------------    --------------
Shares sold ...............................     1,085,469             466,560            437,252             65,771
Reinvestment of dividends .................         1,712                 710              1,407                211
Shares redeemed ...........................      (769,990)           (592,216)          (433,193)           (69,943)
                                                ---------            --------           --------            -------
Net increase (decrease) in shares
   outstanding ............................       317,191            (124,946)             5,466             (3,961)
                                                =========            ========           ========            =======

                                             CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND                 CLASS                              PLANAHEAD CLASS    PLATINUM CLASS
---------------------------------            ---------------                         ---------------    --------------
Shares sold ...............................        90,815                                 68,510             4,192
Reinvestment of dividends .................             -                                     20                28
Shares redeemed ...........................       (84,284)                               (89,944)           (4,358)
                                                ---------                              ---------            ------
Net increase (decrease) in shares
   outstanding ............................         6,531                                (21,414)             (138)
                                                =========                              =========            ======

MUNICIPAL MONEY MARKET FUND                                                          PLANAHEAD CLASS    PLATINUM CLASS
---------------------------                                                          ---------------    --------------
Shares sold ...............................                                                5,961             10,481
Reinvestment of dividends .................                                                    7                 12
Shares redeemed ...........................                                               (7,335)           (10,291)
                                                                                          ------            -------
Net increase (decrease) in shares
   outstanding ............................                                               (1,367)               202
                                                                                          ======            =======

Year Ended December 31, 2003
----------------------------

                                             CASH MANAGEMENT
MONEY MARKET FUND                                 CLASS        INSTITUTIONAL CLASS   PLANAHEAD CLASS    PLATINUM CLASS
-----------------                            ---------------   -------------------   ---------------    --------------
Shares sold ...............................     1,008,426            1,783,321            190,773            66,404
Reinvestment of dividends .................           641                1,880                801               145
Shares redeemed ...........................      (898,314)          (2,101,032)          (220,137)         (930,870)
                                                ---------           ----------           --------          --------
Net increase (decrease) in shares
   outstanding ............................       110,753             (315,831)           (28,563)         (864,321)
                                                =========           ==========           ========          ========

                                             CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND                CLASS                                PLANAHEAD CLASS    PLATINUM CLASS
---------------------------------            ---------------                          ---------------    --------------
Shares sold ...............................        96,111                                  247,807             7,862
Reinvestment of dividends .................            18                                       17                22
Shares redeemed ...........................      (112,380)                                (396,154)         (120,965)
                                                ---------                                ---------           -------
Net decrease in shares outstanding ........       (16,251)                                (148,330)         (113,081)
                                                =========                                =========           =======

MUNICIPAL MONEY MARKET FUND                                  INSTITUTIONAL CLASS    PLANAHEAD CLASS    PLATINUM CLASS
---------------------------                                  -------------------    ---------------    --------------
Shares sold ...............................                          3,638                4,262              13,427
Reinvestment of dividends .................                              5                   17                  10
Shares redeemed ...........................                         (4,774)              (8,552)            (81,299)
                                                                   -------              -------            --------
Net decrease in shares outstanding ........                         (1,131)              (4,273)            (67,862)
                                                                   =======              =======            ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                      CASH MANAGEMENT CLASS
                                                     ====================================================
                                                          YEAR ENDED DECEMBER 31,             ONE MONTH
                                                     =================================           ENDED
                                                                                              DECEMBER 31,
                                                        2004         2003        2002           2001(B)
                                                     --------      --------     ------       ------------

Net asset value, beginning of period..............   $   1.00      $   1.00     $ 1.00         $  1.00
                                                     --------      --------     ------         -------
   Net investment income (A)......................       0.01          0.01       0.02               -(D)
   Less dividends from net investment income            (0.01)        (0.01)     (0.02)              -(D)
                                                     --------      --------     ------         -------
Net asset value, end of period....................   $   1.00      $   1.00     $ 1.00         $  1.00
                                                     ========      ========     ======         =======
Total return......................................       1.30%         1.08%      1.73%           0.19%(C)
                                                     ========      ========     ======         =======
Ratios and supplemental data:
   Net assets, end of period (in thousands)          $434,587      $117,395     $6,641         $15,006
   Ratios to average net assets (annualized)(A):
     Expenses ....................................       0.15%         0.16%      0.19%           0.19%
     Net investment income .......................       1.34%         1.03%      1.73%           1.96%
     Decrease reflected in above expense ratio
       due to absorption of expenses by the
       Manager....................................       0.08%         0.08%      0.03%              -

                                                                          INSTITUTIONAL CLASS
                                                      ============================================================
                                                                         YEAR ENDED DECEMBER 31,
                                                      ============================================================
                                                        2004          2003         2002         2001        2000
                                                      -------       --------     --------     --------    --------
Net asset value, beginning of period..............    $  1.00       $   1.00     $   1.00     $   1.00    $   1.00
                                                      -------       --------     --------     --------    --------
   Net investment income (A)......................       0.01           0.01         0.02         0.04        0.06
   Less dividends from net investment income            (0.01)         (0.01)       (0.02)       (0.04)      (0.06)
                                                      -------       --------     --------     --------    --------
Net asset value, end of period....................    $  1.00       $   1.00     $   1.00     $   1.00    $   1.00
                                                      =======       ========     ========     ========    ========
Total return .....................................       1.20%          0.97%        1.67%        4.15%       6.45%
                                                      =======       ========     ========     ========    ========
Ratios and supplemental data:
   Net assets, end of period (in thousands)           $34,146       $159,092     $474,922     $805,843    $886,608
   Ratios to average net assets (annualized)(A):
     Expenses.....................................       0.24%          0.27%        0.24%        0.25%       0.24%
     Net investment income .......................       1.05%          1.00%        1.68%        4.13%       6.17%
     Decrease reflected in above expense ratio
       due to absorption of expenses by the
       Manager....................................          -              -            -            -           -

-----------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) The Money Market Fund commenced sales of a fourth class of shares designated as "Cash Management Class" on December 1, 2001.

(C) Not annualized.

(D) Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

========================================================     ===========================================================
                    PLANAHEAD CLASS                                                 PLATINUM CLASS
========================================================     ===========================================================
                 YEAR ENDED DECEMBER 31,                                         YEAR ENDED DECEMBER 31,
========================================================     ===========================================================

  2004        2003        2002        2001        2000         2004          2003         2002        2001         2000
--------    --------    --------    --------    --------     -------       -------      --------    --------    --------
$   1.00    $   1.00    $   1.00    $   1.00    $   1.00     $  1.00       $  1.00      $   1.00    $   1.00    $   1.00
--------    --------    --------    --------    --------     -------       -------      --------    --------    --------
    0.01        0.01        0.01        0.04        0.06           -(D)          -(D)       0.01        0.03        0.06

   (0.01)      (0.01)      (0.01)      (0.04)      (0.06)          -(D)          -(D)      (0.01)      (0.03)      (0.06)
--------    --------    --------    --------    --------     -------       -------      --------    --------    --------
$   1.00    $   1.00    $   1.00    $   1.00    $   1.00     $  1.00       $  1.00      $   1.00    $   1.00    $   1.00
========    ========    ========    ========    ========     =======       =======      ========    ========    ========
    0.93%       0.70%       1.37%       3.83%       6.14%       0.46%         0.25%         0.98%       3.45%       5.69%
========    ========    ========    ========    ========     =======       =======      ========    ========    ========

$132,438    $126,972    $155,535    $163,825    $299,304     $44,958       $48,920      $913,240    $868,395    $800,196

    0.51%       0.54%       0.54%       0.55%       0.54%       0.99%         0.96%         0.93%       0.93%       0.97%

    0.94%       0.71%       1.36%       3.83%       5.95%       0.43%         0.38%         0.97%       3.36%       5.54%

       -           -           -           -           -        0.07%         0.13%         0.01%          -           -

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                           CASH MANAGEMENT CLASS
                                                         ===========================================================
                                                                           YEAR ENDED DECEMBER 31,
                                                         ===========================================================
                                                           2004        2003          2002        2001(B)      2000
                                                         -------     -------       -------       -------     -------
Net asset value, beginning of period ................    $  1.00     $  1.00       $  1.00       $  1.00     $  1.00
                                                         -------     -------       -------       -------     -------
  Net investment income (A) .........................       0.01        0.01          0.02          0.04        0.06
  Less dividends from net investment income..........      (0.01)      (0.01)        (0.02)        (0.04)      (0.06)
                                                         -------     -------       -------       -------     -------
Net asset value, end of period.......................    $  1.00     $  1.00       $  1.00       $  1.00     $  1.00
                                                         =======     =======       =======       =======     =======
Total return.........................................       1.22%       1.04%         1.67%         4.09%       6.31%
                                                         =======     =======       =======       =======     =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...........    $28,591     $22,060       $38,310       $66,302     $36,391
  Ratios to average net assets (annualized) (A):
     Expenses .......................................       0.19%       0.19%         0.19%         0.25%       0.26%
     Net investment income ..........................       1.21%       1.04%         1.69%         3.74%       6.16%
     Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager........       0.10%       0.18%         0.04%            -           -

-----------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Prior to December 1, 2001, the Cash Management Class of the American AAdvantage U.S. Government Money Market Fund was known as the Institutional Class of the American AAdvantage U.S. Government Money Market Fund. The Institutional Class had a higher expense structure than the Cash Management Class.

(C) Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

=========================================================     =========================================================
                     PLANAHEAD CLASS                                                PLATINUM CLASS
=========================================================     =========================================================
                 YEAR ENDED DECEMBER 31,                                          YEAR ENDED DECEMBER 31,
=========================================================     =========================================================

 2004         2003        2002          2001        2000       2004         2003          2002         2001       2000
------      --------    --------      -------     -------     ------       ------       --------     -------     ------

$ 1.00      $  1.00     $   1.00      $  1.00     $  1.00     $ 1.00       $ 1.00       $   1.00    $   1.00    $  1.00
------      --------    --------      -------     -------     ------       ------       --------    --------    -------
     -(C)      0.01         0.01         0.04        0.06          -(C)         -(C)        0.01        0.03       0.05
     -(C)     (0.01)       (0.01)       (0.04)      (0.06)         -(C)         -(C)       (0.01)      (0.03)     (0.05)
------      --------    --------      -------     -------     ------       ------       --------    --------    -------
$ 1.00      $  1.00     $   1.00      $  1.00     $  1.00     $ 1.00       $ 1.00       $   1.00    $   1.00    $  1.00
======      ========    ========      =======     =======     ======       ======       ========    ========    =======
  0.85%        0.61%        1.30%        3.79%       5.95%      0.42%        0.24%          0.90%       3.37%      5.53%
======      ========    ========      =======     =======     ======       ======       ========    ========    =======
$5,370      $26,785     $175,115      $78,934     $65,795     $6,615       $6,752       $119,833    $112,670    $78,857

  0.56%        0.58%        0.55%        0.55%       0.60%      0.98%        1.00%          0.95%       0.95%      1.00%
  0.68%        0.72%        1.25%        3.59%       5.81%      0.40%        0.31%          0.88%       3.20%      5.40%
  0.01%        0.04%           -            -           -       0.17%        0.20%          0.03%          -          -

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                              PLANAHEAD CLASS
                                                         ==========================================================
                                                                           YEAR ENDED DECEMBER 31,
                                                         ==========================================================
                                                          2004        2003          2002          2001        2000
                                                         ------      ------        ------        ------      ------

Net asset value, beginning of period ..................  $ 1.00      $ 1.00        $ 1.00        $ 1.00      $ 1.00
                                                         ------      ------        ------        ------      ------
  Net investment income (A):...........................       -(B)        -(B)       0.01          0.02        0.04
  Less dividends from net investment income............       -(B)        -(B)      (0.01)        (0.02)      (0.04)
                                                         ------      ------        ------        ------      ------
Net asset value, end of period ........................  $ 1.00      $ 1.00        $ 1.00        $ 1.00      $ 1.00
                                                         ======      ======        ======        ======      ======
Total return ..........................................    0.31%       0.32%         0.93%         2.25%       3.61%
                                                         ======      ======        ======        ======      ======
Ratios and supplemental data:
  Net assets, end of period (in thousands):............  $1,706      $3,072        $7,346        $3,669      $5,175
  Ratios to average net assets (annualized) (A):
     Expenses .........................................    0.94%       0.81%         0.57%         0.58%       0.63%
     Net investment income ............................    0.24%       0.36%         0.94%         2.30%       3.48%
     Decrease reflected in above expense ratio due to
      absorption of expenses by the Manager ...........    0.10%       0.12%            -             -           -

-----------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

=====================================================================
                             PLATINUM CLASS
=====================================================================
                         YEAR ENDED DECEMBER 31,
=====================================================================
 2004           2003               2002            2001         2000
------         ------            -------         -------      -------
$ 1.00         $ 1.00            $  1.00         $  1.00      $  1.00
------         ------            -------         -------      -------
     -(B)           -(B)               -(B)         0.02         0.03
     -(B)           -(B)               -(B)        (0.02)       (0.03)
------         ------            -------         -------      -------
$ 1.00         $ 1.00            $  1.00         $  1.00      $  1.00
======         ======            =======         =======      =======
  0.31%          0.20%              0.51%           1.82%        3.21%
======         ======            =======         =======      =======
$3,472         $3,271            $71,132         $59,427      $89,602

  0.97%          1.01%              0.99%           1.00%        1.02%
  0.29%          0.21%              0.52%           1.87%        3.17%

  0.61%          0.34%              0.02%              -            -

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio
AMR Investment Services Municipal Money Market Portfolio

We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio, and the AMR Investment Services Municipal Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for purposes of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the AMR Investment Services Trust at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ Ernest & Young LLP

Chicago, Illinois
February 18, 2005

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2004
================================================================================

                                                                                          PAR
                                                                                         AMOUNT       VALUE
                                                                                        --------    ----------
                                                                                         (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE B) - 9.74%
Goldman Sachs, 2.29%, Due 1/3/2005 ..............................................      $526,451     $  526,451
                                                                                                    ----------
      TOTAL REPURCHASE AGREEMENTS ...............................................                      526,451
                                                                                                    ----------
EURODOLLAR TIME DEPOSITS - 12.02%
ABN AMRO Bank, 2.18%, Due 1/3/2005 ..............................................       250,000        250,000
Royal Bank of Canada, 2.125%, Due 1/3/2005 ......................................       200,000        200,000
Societe Generale, 2.25%, Due 1/3/2005 ...........................................       200,000        200,000
                                                                                                    ----------
      TOTAL EURODOLLAR TIME DEPOSITS ............................................                      650,000
                                                                                                    ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE D) - 33.46%
Bank One, NA, 2.46%, Due 2/10/2005 ..............................................        25,000         25,007
Barclays Bank, 2.449%, Due 9/29/2005 ............................................        50,000         49,968
Bayerische Landesbank, 2.21%, Due 5/9/2005 ......................................        75,000         75,011
BNP Paribas, 2.265%, Due 8/23/2005 ..............................................        65,000         64,976
Canadian Imperial Bank, 2.42%, Due 6/15/2005 ....................................       100,000         99,985
Credit Lyonnais, 2.385%, Due 9/12/2005 ..........................................        97,000         96,956
Credit Suisse First Boston Corporation, 2.559%, Due 9/26/2005 ...................       150,000        150,034
Fifth Third Bank, 2.21%, Due 11/14/2005 .........................................       197,000        196,906
National City Bank,
   2.13%, Due 1/3/2005 ..........................................................       200,000        200,000
   2.19%, Due 5/9/2005 ..........................................................        50,000         50,002
Societe Generale, 2.045%, Due 1/30/2006 .........................................        50,000         49,954
SouthTrust Bank,
   2.216%, Due 8/12/2005 ........................................................       150,000        149,976
   2.549%, Due 9/29/2005 ........................................................        64,000         64,017
   2.43%, 12/14/2005 ............................................................        40,000         39,989
SunTrust Bank, 2.02%, Due 10/3/2005 .............................................        55,500         55,514
Toronto Dominion Bank, 2.38%, 9/12/2005 .........................................       100,000         99,952
UBS AG, 2.03%, Due 1/30/2006 ....................................................        50,000         49,954
Unicredito Italiano, 2.439%, 12/19/2005 .........................................       166,000        165,916
US Bank, NA, 2.485%, Due 12/29/2005 .............................................       125,000        124,970
                                                                                                    ----------
      TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES ................                    1,809,087
                                                                                                    ----------
VARIABLE RATE PROMISSORY NOTES (NOTE D) - 5.55%
Goldman Sachs Group, 2.28%, Due 8/9/2005 ........................................       300,000        300,000
                                                                                                    ----------
      TOTAL VARIABLE RATE PROMISSORY NOTES ......................................                      300,000
                                                                                                    ----------
VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND D) - 2.77%
Metropolitan Life Insurance Company,
   2.48%, Due 11/21/2005 ........................................................       100,000        100,000
   2.56%, Due 12/1/2005 .........................................................        50,000         50,000
                                                                                                    ----------
      TOTAL VARIABLE RATE FUNDING AGREEMENTS ....................................                      150,000
                                                                                                    ----------
MEDIUM-TERM NOTES - 36.28%

FIXED RATE - 5.41%

Bank of Scotland Treasury Services plc, 2.53%, Due 3/14/2005 ....................       292,360        292,403
                                                                                                    ----------
      TOTAL FIXED RATE ..........................................................                      292,403
                                                                                                    ----------

VARIABLE RATE (NOTE D) - 30.87%

American Honda Finance Corporation,
   2.183%, Due 1/13/2005 ........................................................        25,000         25,001
   2.386%, Due 2/11/2005 ........................................................        10,000         10,002
   2.14%, Due 4/11/2005, 144A (Note C) ..........................................        60,000         60,021
   2.11%, Due 10/7/2005 .........................................................        25,000         25,018
Caterpillar Financial Services, 2.35%, Due 8/15/2005 ............................        71,000         71,038
Citigroup, Incorporated, 2.28%, Due 2/7/2005 ....................................       170,965        170,983
Credit Suisse First Boston Corporation, 2.278%, Due 4/5/2005 ....................        45,000         45,032

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2004
================================================================================

 PAR
                                                                                         AMOUNT         VALUE
                                                                                        --------      ----------
                                                                                         (DOLLARS IN THOUSANDS)
General Electric Capital Corporation, 2.51%, Due 1/17/2006 ......................      $180,000        $  180,000
General Electric Company, 2.15%, Due 10/24/2005 .................................        43,975            44,002
Merrill Lynch & Company, Incorporated,
  2.37%, Due 1/13/2005 ..........................................................       124,000           124,014
  2.37%, Due 1/18/2005 ..........................................................        20,000            20,003
Monumental Global Funding II, 144A (Note C)
  2.146%, Due 7/1/2005 ..........................................................        87,000            87,069
  2.06%, Due 7/6/2005 ...........................................................        55,000            55,015
Paccar Financial Corporation,
  2.04%, Due 4/15/2005 ..........................................................        35,000            35,001
  2.00%, Due 7/11/2005 ..........................................................        50,000            49,996
  2.44%, Due 9/16/2005 ..........................................................        40,000            39,993
Salomon Smith Barney Holdings, Incorporated, 2.086%, Due 4/1/2005 ...............       100,000           100,030
Toyota Motor Credit Corporation,
  2.058%, Due 1/14/2005 .........................................................        50,000            50,001
  2.266%, Due 2/11/2005 .........................................................        50,000            50,002
  2.451%, Due 6/22/2005 .........................................................        41,500            41,494
  2.02%, Due 10/7/2005 ..........................................................        70,000            70,007
  2.28%, Due 11/18/2005 .........................................................        50,000            50,003
US Bancorp, 2.65%, Due 9/16/2005 ................................................        20,000            20,025
Wells Fargo and Company,
  2.57%, Due 3/24/2005 ..........................................................        80,000            80,015
  2.379%, Due 9/29/2005 .........................................................        15,000            15,008
  2.373%, Due 1/13/2006, 144A (Note C) ..........................................       150,000           150,000
                                                                                                       ----------
     TOTAL VARIABLE RATE ........................................................                       1,668,773
                                                                                                       ----------
     TOTAL MEDIUM-TERM NOTES ....................................................                       1,961,176
                                                                                                       ----------
TOTAL INVESTMENTS - 99.82% (Cost $5,396,714) ....................................                       5,396,714
                                                                                                       ----------
OTHER ASSETS, NET OF LIABILITIES - 0.18% ........................................                           9,707
                                                                                                       ----------
TOTAL NET ASSETS - 100%..........................................................                      $5,406,421
                                                                                                       ==========

--------------
Based on the cost of investments of $5,396,714 for federal income tax purposes at December 31, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(B) Collateral held at Bank of New York for Goldman Sachs, 4.50% -6.50%, Due 11/1/2009 - 12/1/2034, Total Value - $536,980.
(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $352,105 or 6.51% of net assets.
(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2004
================================================================================

 PAR
                                                                                      AMOUNT       VALUE
                                                                                     --------    ----------
                                                                                      (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 52.40%
Banc of America Securities, LLC, 2.23%, Due 1/4/2005 ......................          $ 15,000     $ 15,000
Goldman Sachs, 2.29%, Due 1/3/2005 ........................................            50,737       50,737
UBS Tri Party,
  2.20%, Due 1/3/2005 .....................................................            45,000       45,000
  2.25%, Due 1/3/2005 .....................................................            20,000       20,000
                                                                                                  --------
     TOTAL REPURCHASE AGREEMENTS ..........................................                        130,737
                                                                                                  --------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 53.45%
Federal Home Loan Bank,
  Discount Note, 2.15%, Due 1/21/2005 (Note B) ............................             4,000        3,995
  Variable Rate Note, 1.11%, Due 7/26/2005 (Note C)........................            15,000       14,998
  Variable Rate Note, 1.10%, Due 8/2/2005 (Note C).........................            15,000       14,999
  Variable Rate Note, 0.993%, Due 10/5/2005 (Note C).......................             5,000        4,998
Federal Home Loan Mortgage Corporation,
  Discount Note, 2.29%, Due 1/24/2005 (Note B) ............................             3,600        3,595
  Discount Note, 2.29%, Due 2/1/2005 (Note B) .............................             5,000        4,990
  Agency Note, 3.875%, Due 2/15/2005 ......................................            10,000       10,020
  Discount Note, 2.395%, Due 3/15/2005 (Note B)............................            10,000        9,951
  Variable Rate Note, 1.085%, Due 9/9/2005 (Note C) .......................             5,000        5,001
Federal National Mortgage Association,
  Discount Note, 2.30%, Due 2/4/2005 (Note B) .............................             3,100        3,093
  Agency Note, 1.375%, Due 2/11/2005 ......................................            20,000       19,980
  Discount Note, 2.40%, Due 2/23/2005 (Note B).............................             1,495        1,490
  Discount Note, 2.39%, Due 3/4/2005 (Note B) .............................             5,000        4,979
  Variable Rate Note, 0.98%, Due 10/3/2005 (Note C)........................            10,000        9,995
  Variable Rate Note, 1.47%, Due 10/3/2005 (Note C)........................             6,300        6,297
  Variable Rate Note, 1.05%, Due 12/9/2005 (Note C)........................            15,000       14,992
                                                                                                  --------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS .............................                        133,373
                                                                                                  --------
TOTAL INVESTMENTS - 105.85% (COST $264,110) ...............................                        264,110
                                                                                                  --------
LIABILITIES, NET OF OTHER ASSETS - (5.85%).................................                        (14,591)
                                                                                                  --------
TOTAL NET ASSETS - 100% ...................................................                       $249,519
                                                                                                  ========

-------------
Based on the cost of investments of $264,110 for federal income tax purposes at December 31, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00%, Due 4/1/2034, Total Value - $15,300; and Goldman Sachs, 5.50%, Due 2/1/2019 - 11/1/2034, Total Value - $51,751; and at JP Morgan Chase Bank for UBS Securities, LLC, 2.851 - 4.102%, Due 11/1/2033 - 12/1/2034, Total
    Value - $66,103.
(B) Rates represent discount rate.
(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2004
================================================================================

                                                                                                 PAR
                                                                                                AMOUNT           VALUE
                                                                                               --------        --------
                                                                                                (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS (NOTE A) - 92.27%
ARIZONA - 4.82%
Industrial Development Authority of the City of Mesa, Arizona-Variable Rate Revenue
  Bonds-Series 199B (Discovery Health Systems), 1.99%, Due 1/1/2029, LOC MBIA ................    $1,700        $ 1,700
                                                                                                                -------
     TOTAL ARIZONA ...........................................................................                    1,700
                                                                                                                -------
COLORADO - 9.35%
Moffat County, Colorado Pollution Control Revenue Bonds, Series 1984 (Ute Electric
  Company Project), Bond Insurance - Ambac Assurance Corporation, 1.95%,
  Due 7/1/2010, SPA Societe Generale .........................................................     3,300          3,300
                                                                                                                -------
     TOTAL COLORADO ..........................................................................                    3,300
                                                                                                                -------
FLORIDA - 5.19%
Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds,
  Series 2001 (University Cove Apartment Project), 2.02%, Due 6/15/2034,
  LOC SouthTrust Bank, NA ....................................................................     1,830          1,830
                                                                                                                -------
     TOTAL FLORIDA............................................................................                    1,830
                                                                                                                -------
ILLINOIS - 8.13%
Solid Waste Disposal Facility Revenue Bonds for the County of Lake, Illinois, Series 1996
  (Countryside Landfill Inc. Project), 2.07%, Due 4/1/2021, LOC JP Morgan Chase Bank .........     1,070          1,070
Village of Richton Park, Illinois-Industrial Development Revenue Bonds-Series 1997
  (Avatar Corporation Project), 2.19%, Due 4/1/2027, LOC Fifth Third Bank ....................     1,800          1,800
                                                                                                                -------
     TOTAL ILLINOIS ..........................................................................                    2,870
                                                                                                                -------
INDIANA - 4.76%
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds, Series 1989
  (ND-Tech Corporation Project), 2.03%, Due 7/1/2009, LOC Societe Generale ...................     1,000          1,000
City of Garrett, Indiana, Variable Rate Economic Development Revenue Bonds, Series 1991
  (Group Dekko Int'l Project), 2.05%, Due 12/1/2011, LOC Bank One ............................       680            680
                                                                                                                -------
     TOTAL INDIANA ...........................................................................                    1,680
                                                                                                                -------
KENTUCKY - 5.99%
Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001
  (North American Stainless, L.P.), 2.01%, Due 5/1/2031, LOC Fifth Third Bank ................     1,100          1,100
County of Breckinridge, Kentucky Association of Counties Leasing Trust, Lease Program
  Revenue Bonds, Series 2001A, 2.00%, Due 2/1/2031, LOC US Bank ..............................     1,015          1,015
                                                                                                                -------
     TOTAL KENTUCKY ..........................................................................                    2,115
                                                                                                                -------
LOUISIANA - 4.50%
Calcasieu Parish Public Trust Authority, Waste Disposal Revenue Bonds, Series 1997
  (WPT Corporation Project), 2.05%, Due 12/1/2027, LOC JP Morgan Chase Bank ..................     1,589          1,589
                                                                                                                -------
     TOTAL LOUISIANA .........................................................................                    1,589
                                                                                                                -------
MARYLAND - 4.76%
Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997, Issue I
  (The Grand), 2.01%, Due 6/1/2030, LOC Federal National Mortgage Association ................     1,680          1,680
                                                                                                                -------
     TOTAL MARYLAND ..........................................................................                    1,680
                                                                                                                -------
MICHIGAN - 10.23%
Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, Series XII-X,
  Bond Insurance - Ambac Assurance Corporation, 2.03%, Due 9/1/2031, SPA Lloyds TSB...........     1,000          1,000
Michigan State Hospital Finance Authority, Hospital Equipment Loan Program Bonds, Series A,
  2.01%, Due 12/1/2023, LOC National City Bank NA ............................................       775            775

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2004
================================================================================

                                                                                                       PAR
                                                                                                      AMOUNT        VALUE
                                                                                                     --------      ------
                                                                                                     (DOLLARS IN THOUSANDS)
Michigan State Housing Development Authority Variable Rate Limited Obligation Multifamily
  Housing Revenue Refunding Bonds, 2.03%, Due 6/1/2018, LOC Bank of New York ...................       $1,835     $ 1,835
                                                                                                                  -------
     TOTAL MICHIGAN ............................................................................                    3,610
                                                                                                                  -------
NEVADA - 2.83%
Nevada Housing Divison-Variable Rate Demand Multi-Unit Housing Revenue Bonds-Series 2004
  (Sundance Village Apartments), 2.00%, Due 10/1/2035, LOC Citibank ............................        1,000       1,000
                                                                                                                  -------
     TOTAL NEVADA ..............................................................................                    1,000
                                                                                                                  -------
NEW YORK - 2.83%
New York City Municipal Water Finance Authority, Water and Sewer Revenue Bonds, Series 1993C
  Adjustable Rate Fiscal Bonds, 2.10%, Due 6/15/2022, Bond Insurance - Financial
  Guaranty Insurance Company ...................................................................        1,000       1,000
                                                                                                                  -------
     TOTAL NEW YORK ............................................................................                    1,000
                                                                                                                  -------
OHIO - 4.82%
Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Series 2000B
  (Waste Management, Incorporated Project), 2.09%, Due 7/1/2020, LOC Fleet National Bank .......        1,700       1,700
                                                                                                                  -------
     TOTAL OHIO ................................................................................                    1,700
                                                                                                                  -------
PENNSYLVANIA - 8.32%
Berks County Industrial Development Authority Manufacturing Facilities Revenue Bonds,
  Series 1995 (Grafika Commerial Printing Inc.), 2.09%, Due 9/1/2010,
  LOC First Union National Bank ................................................................        1,035       1,035
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority
  Commercial Development Bonds (William Penn Plaza Project), 2.05%,
  Due 12/1/2016, LOC PNC Bank, NA ..............................................................          900         900
Delaware Valley, Pennsylvania Regional Finance Authority
  (Bucks, Chester, Delaware and Montgomery Counties)-Local Government Revenue Bonds-
  Series 1986 (Bi-Modal Multi-Term Format/Mode 1 Bonds), 1.98%, Due 8/1/2016,
  LOC Toronto Domion ...........................................................................        1,000       1,000
                                                                                                                  -------
     TOTAL PENNSYLVANIA ........................................................................                    2,935
                                                                                                                  -------
TEXAS - 12.48%
Brazos Harbor Industrial Development Corporation Solid Waste Disposal Revenue Bonds,
  Series 2002 (Republic Waste Services of Texas, Ltd. Project), 2.05%, Due 12/1/2024,
  LOC Bank of America Corporation...............................................................        1,500       1,500
City of Midlothian, Texas Industrial Development Corporation, Environmental Facilities
  Revenue Bonds, Series 1999 (Holnam Texas Limited Partnership Project) 2.03%,
  Due 9/1/2031, LOC Bank One ...................................................................        1,200       1,200
Gulf Coast Waste Disposal Authority (Texas), Enviromental Facilities Revenue Bonds,
  Series 2002 (Waste Corporation of Texas, L.P. Project), 2.04%, Due 9/1/2022,
  LOC - Wells Fargo Texas ......................................................................        1,705       1,705
                                                                                                                  -------
     TOTAL TEXAS ...............................................................................                    4,405
                                                                                                                  -------
UTAH - 3.26%
Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996
  (Holman, Inc. Project), 2.05%, Due 8/1/2031, LOC Wachovia Bank, NA ...........................        1,150       1,150
                                                                                                                  -------
     TOTAL UTAH ................................................................................                    1,150
                                                                                                                  -------
     TOTAL MUNICIPAL OBLIGATIONS ...............................................................                   32,564
                                                                                                                  -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
December 31, 2004
================================================================================

                                                                                     SHARES              VALUE
                                                                                    --------            -------
                                                                                       (DOLLARS IN THOUSANDS)
OTHER INVESTMENTS - 7.54%
Dreyfus Municipal Cash Management Plus, Inc. .............................             42,044           $    42
Federated Municipal Obligations Fund .....................................          1,563,186             1,563
BlackRock Provident MuniCash Fund ........................................          1,056,159             1,056
                                                                                                        -------
     TOTAL OTHER INVESTMENTS .............................................                                2,661
                                                                                                        -------
TOTAL INVESTMENTS - 99.81% (COST $35,225) ................................                               35,225
                                                                                                        -------
OTHER ASSETS, NET OF LIABILITIES - 0.19% .................................                                   69
                                                                                                        -------
TOTAL NET ASSETS - 100% ..................................................                              $35,294
                                                                                                        =======

Based on the cost of investments of $35,225 for federal income tax purposes at December 31, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004
================================================================================

                                                                                      U.S. GOVERNMENT       MUNICIPAL
                                                                     MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                     ============     ===============     ============
                                                                                      (IN THOUSANDS)
ASSETS:
   Investments in securities at value (cost - $4,870,263,
      $133,373 and $35,225, respectively) .....................       $4,870,263          $133,373           $35,225
   Repurchase agreements (cost - $526,451,
       $130,737 and $0 respectively) ..........................          526,451           130,737                 -
   Dividends and interest receivable ..........................           10,311               443                77
                                                                      ----------          --------           -------
         TOTAL ASSETS .........................................        5,407,025           264,553            35,302
                                                                      ----------          --------           -------
LIABILITIES:
   Payable for investments purchased ..........................                -            15,000                 -
   Management and investment advisory fees payable (Note 2)....              422                22                 4
   Other liabilities ..........................................              182                12                 4
                                                                      ----------          --------           -------
         TOTAL LIABILITIES ....................................              604            15,034                 8
                                                                      ----------          --------           -------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS.......       $5,406,421          $249,519           $35,294
                                                                      ==========          ========           =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004
================================================================================

                                                                                       U.S. GOVERNMENT       MUNICIPAL
                                                                      MONEY MARKET       MONEY MARKET       MONEY MARKET
                                                                      ============     ===============      ============
                                                                                        (IN THOUSANDS)
INVESTMENT INCOME:
     Interest income ...........................................         $77,015            $3,739              $511
                                                                         -------            ------              ----
          TOTAL INVESTMENT INCOME ..............................          77,015             3,739               511
                                                                         -------            ------              ----
EXPENSES:
     Management and investment advisory fees (Note 2)...........           5,461               265                41
     Custodian fees ............................................             382                19                 3
     Professional fees. ........................................             132                 3                 1
     Other expenses. ...........................................             125                11                 2
                                                                         -------            ------              ----
          TOTAL EXPENSES .......................................           6,100               298                47
                                                                         -------            ------              ----
NET INVESTMENT INCOME ..........................................          70,915             3,441               464
                                                                         -------            ------              ----
REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments ..........................             208                15                 -
                                                                         -------            ------              ----
           NET GAIN ON INVESTMENTS .............................             208                15                 -
                                                                         -------            ------              ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $71,123            $3,456              $464
                                                                         =======            ======              ====

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                    U.S. GOVERNMENT                 MUNICIPAL
                                                         MONEY MARKET                 MONEY MARKET                MONEY MARKET
                                                  ===========================   =========================   =======================
                                                    YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                                  ===========================   =========================   =======================
                                                      2004          2003            2004          2003          2004        2003
                                                  ===========================   =========================   =======================
                                                                                     (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .....................    $     70,915   $     52,671   $     3,441   $     3,099   $   464       $    496
   Net realized gain on investments ..........             208             42            15             9         -              -
                                                  ------------   ------------   -----------   -----------   -------       --------
     TOTAL INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS .......................          71,123         52,713         3,456         3,108       464            496
                                                  ------------   ------------   -----------   -----------   -------       --------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
   Contributions .............................      59,602,193     55,478,689     1,351,736     1,085,963    56,379         81,957
   Withdrawals ...............................     (59,216,512)   (57,817,456)   (1,340,743)   (1,324,638)  (61,336)      (154,776)
                                                  ------------   ------------   -----------   -----------   -------       --------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM TRANSACTIONS IN
       INVESTORS' BENEFICIAL INTERESTS .......         385,681     (2,338,767)       10,993      (238,675)   (4,957)       (72,819)
                                                  ------------   ------------   -----------   -----------   -------       --------

     NET INCREASE (DECREASE) IN NET ASSETS             456,804     (2,286,054)       14,449      (235,567)   (4,493)       (72,323)
                                                  ------------   ------------   -----------   -----------   -------       --------

NET ASSETS:
   Beginning of period .......................       4,949,617      7,235,671       235,070       470,637    39,787        112,110
                                                  ------------   ------------   -----------   -----------   -------       --------
   END OF PERIOD .............................    $  5,406,421   $  4,949,617   $   249,519   $   235,070   $35,294        $39,787
                                                  ============   ============   ===========   ===========   =======        =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
================================================================================

                                                                                          MONEY MARKET
                                                                        ===============================================
                                                                                   YEAR ENDED DECEMBER 31,
                                                                        ===============================================
                                                                        2004     2003        2002        2001     2000
                                                                       ------   ------      ------      ------   ------
Total return .......................................................    1.34%    1.13%       1.81%       4.30%     N/A
Ratios to average net assets (annualized):
     Expenses ......................................................    0.11%    0.11%       0.11%       0.11%    0.11%
     Net investment income .........................................    1.30%    1.14%       1.81%       3.95%    6.40%

--------------------------------------------------------------------------------

================================================================================

         U.S. GOVERNMENT MONEY MARKET                           MUNICIPAL MONEY MARKET
=============================================       ============================================
           YEAR ENDED DECEMBER 31,                              YEAR ENDED DECEMBER 31,
=============================================       ============================================
2004       2003      2002        2001    2000       2004     2003       2002       2001     2000
----      -----     -----       -----   -----       ----     -----      -----     -----    -----
1.30%     1.11%      1.74%      4.24%     N/A       1.18%    1.08%      1.39%      2.71%     N/A

0.11%     0.12%      0.12%      0.11%    0.13%      0.11%    0.12%      0.12%      0.13%    0.13%
1.30%     1.13%      1.71%      3.99%    6.27%      1.14%    1.05%      1.39%      2.71%    4.05%

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2004
================================================================================

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services U.S. Government Money Market Portfolio and AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued at fair value, which approximates amortized cost. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities. All collateral is held at the custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by the Manager Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
December 31, 2004
================================================================================

  Use of Estimates

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

    Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

  Management Agreement

    The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

  Interfund Lending Program

    Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolios to lend money to other participating series managed by the Manager. For the year ended December 31, 2004, the Money Market Portfolio earned $1,070 under the credit facility. This amount is included in interest income on the financial statements.

  Other

    Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. In addition, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. Retired trustees and their spouses receive American Airlines flight benefits, plus reimbursement of any tax liability relating to such benefits, up to a maximum annual value of $40,000. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

3. SUBSEQUENT EVENT

    Subsequent to December 31, 2004, the AMR Investment Services Money Market Portfolios will become the American Beacon Master Money Market Portfolios. The name change becomes effective March 1, 2005.

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited)
================================================================================

    A special meeting of shareholders of the American AAdvantage Funds (the "Trust") was held on August 11, 2004. The meeting related to each series of the Trust (the "Funds"). The purpose of the meeting was to consider proposals regarding: (i) re-election of the five current Trustees and the election of three additional Trustees; (ii) changes to certain fundamental investment policies of the Funds; and (iii) the adoption of an amendment to the Declaration of Trust of the Trust to permit the Trustees to amend the Declaration of Trust in the future without shareholder approval under certain circumstances. Certain of the Funds ("Feeder Funds") currently operate under a "master-feeder" structure, pursuant to which a Feeder Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (each a "Portfolio") of the AMR Investment Services Trust ("AMR Trust") that has an identical investment objective to the Feeder Fund. Interestholders of the AMR Trust, principally the Feeder Funds, held a separate meeting to elect Trustees and to vote on proposed changes to certain fundamental investment policies of the Portfolios of the corresponding Feeder Funds. In addition, the interestholders voted on whether to approve a Conversion Agreement pursuant to which the AMR Trust would convert from a New York common trust to a Massachusetts business trust. Shareholders of each Feeder Fund were asked to provide voting instructions to the AMR Trust meeting. Each Feeder Fund cast its votes at the AMR Trust meeting in the same proportion as the votes cast by the Feeder Fund's shareholders.

    Proposals 1, 3, 4, and 6 were Trust-level matters and therefore required a majority of the shareholders of the Trust to vote to achieve a quorum. Proposals 2 and 5 were Fund-level matters and therefore required a majority of the shareholders of a Fund to vote to achieve a quorum for that Fund. A quorum of the Trust was present for Proposals 1 and 4, and each proposal was approved by shareholders. Except for the Money Market and Municipal Money Market Funds, a quorum of each Fund was present for Proposals 2 and 5, and each proposal was approved by shareholders. A quorum of the Trust was present for Proposals 3 and 6, but there were not enough votes in favor of either proposal for shareholder approval.

    Proposals 2 and 5 for the Money Market and Municipal Money Market Funds and Proposals 3 and 6 for the Trust were adjourned to a second special meeting of shareholders on August 24, 2004. A quorum was still not present for the Money Market and Municipal Money Market Funds with respect to Proposals 2 and 5 at the August 24th meeting, so those matters were adjourned to a third special meeting of shareholders on September 17, 2004. A quorum of the Trust was present for Proposals 3 and 6, but the votes were not recorded and the Trust adjourned these matters to the September 17th meeting to coincide with the other Fund-level matters.

    At the September 17th meeting, a quorum was present for the Money Market and Municipal Money Market Funds, and Proposals 2 and 5 were approved by shareholders. In addition, a quorum of the Trust was present for Proposals 3 and 6, and each proposal was approved by shareholders.

    The final voting results for each Proposal are presented on the following page. The vote tallies for Proposals 1, 3, 4, and 6 include votes cast by shareholders of Funds not contained in this annual report.

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited) - (Continued)
================================================================================

(1) Elected the following Trustees to the Trust's Board of Trustees: W. Humphrey Bogart, Brenda A. Cline, Alan D. Feld, Richard A. Massman, Stephen D. O'Sullivan, William F. Quinn, R. Gerald Turner, and Kneeland Youngblood.

                                             TRUST
                          ------------------------------------------
                               FOR                       WITHHELD
                              -----                      --------
Bogart                    650,590,849.241             14,422,434.627
Cline                     650,579,020.453             14,434,263.415
Feld                      645,570,380.770             19,442,903.098
Massman                   650,575,979.241             14,437,304.627
O'Sullivan                650,346,585.401             14,666,698.477
Quinn                     650,521,466.241             14,492,457.627
Turner                    647,812,023.453             17,201,260.415
Youngblood                650,456,805.241             14,556,478.627

(2)(a) Approved a change to the fundamental investment limitation on investments in commodities.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
              For         226,730,052.110        4,564,294.000          32,904,356.120
          Against          3,074,933.700          406,295.000             195,123.000
          Abstain          11,729,088.080         87,615.000                 0.000
Broker Non-Votes*              0.000                 0.000               8,934,287.000

(2)(b) Approved a change to the fundamental investment limitation on lending securities.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
              For         222,577,475.230        4,564,294.000          32,865,110.120
          Against          7,139,911.580          406,295.000             195,122.000
          Abstain          11,816,687.080         87,615.000               39,247.000
Broker Non-Votes*              0.000                 0.000               8,934,287.000

(2)(c) Approved the deletion of the fundamental investment limitation on affiliated transactions.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
              For         220,180,992.310        3,477,061.000          32,904,360.120
          Against          9,573,919.500         1,493,528.000            195,119.000
          Abstain          11,779,162.080          87,615.000                0.000
Broker Non-Votes*              0.000                 0.000               8,934,287.000

(2)(d) Approved a change to the fundamental investment limitation on the issuance of senior securities.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
              For         222,154,012.230        4,071,626.000          32,904,360.120
          Against          7,530,585.580          894,226.000            195,119.000
          Abstain          11,849,476.080          92,352.000               0.000
Broker Non-Votes*              0.000                 0.000               8,934,287.000

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited) - (Continued)
================================================================================

(2)(e) Approved a change to the fundamental investment limitation on borrowing.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
              For         222,583,327.230        4,071,626.000          32,904,360.120
          Against          7,121,635.580          898,963.000            195,119.000
          Abstain         11,829,111.080          87,615.000                0.000
Broker Non-Votes*              0.000                 0.000               8,934,287.000

(2)(f) Approved a change to the fundamental investment limitation on concentration of investments in the banking industry.

                     MONEY MKT
                  ---------------
    For           222,743,754.230
Against            7,112,587.580
Abstain           11,677,732.080

(3) Approved an amendment to the Trust's Declaration of Trust.

                              MONEY MKT
                           ---------------
              For          510,760,770.656
          Against           27,955,243.657
          Abstain           24,870,260.385
Broker Non-Votes*           36,787,359.000

(4) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Investment Services Trust (the "AMR Trust") to elect a Board of Trustees.

                                             TRUST
                          ------------------------------------------
                                FOR                      WITHHELD
                               -----                     --------
Bogart                    440,288,258.060             8,585,009.017
Cline                     440,282,948.530             8,590,318.547
Feld                      440,288,258.060             8,585,009.017
Massman                   440,288,258.060             8,585,009.017
O'Sullivan                440,282,948.530             8,590,318.547
Quinn                     440,288,258.060             8,585,009.017
Turner                    440,282,948.530             8,590,318.547
Youngblood                440,288,258.060             8,585,009.017

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited) - (Continued)
================================================================================

(5)(a) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on investments in commodities with respect to the corresponding portfolio of the AMR Trust.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
             For          226,456,630.110         4,564,294.000          32,904,356.120
          Against          3,292,749.700           188,638.000             195,123.000
          Abstain         11,784,694.080           305,272.000                0.000
Broker Non-Votes*              0.000                  0.000               8,934,287.000

(5)(b) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on lending securities with respect to the corresponding portfolio of the AMR Trust.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
              For         221,981,421.230        4,564,294.000          32,865,110.120
          Against          7,550,777.580          188,638.000            195,122.000
          Abstain          12,001,875.080         305,272.000             39,247.000
Broker Non-Votes*              0.000                 0.000               8,934,287.000

(5)(c) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve the deletion of the fundamental investment limitation on affiliated transactions with respect to the corresponding portfolio of the AMR Trust.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
             For          220,151,923.310        3,477,061.000          32,904,360.120
          Against          9,345,520.500         1,275,871.000           195,119.000
          Abstain         12,036,630.080          305,272.000               0.000
Broker Non-Votes*             0.000                  0.000              8,934,287.000

(5)(d) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on the issuance of senior securities with respect to the corresponding portfolio of the AMR Trust.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
             For          222,172,054.230        4,070,791.000          32,865,114.120
          Against          7,337,242.580          676,569.000             195,119.000
          Abstain         12,024,777.080          310,844.000              39,246.000
Broker Non-Votes*             0.000                  0.000               8,934,287.000

--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS
(Unaudited) - (Continued)
================================================================================

(5)(e) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on borrowing with respect to the corresponding portfolio of the AMR Trust.

                             MONEY MKT           MUNI MONEY MKT          GOV MONEY MKT
                          ---------------        --------------         ---------------
               For        222,003,125.310        4,071,626.000          32,904,360.120
          Against          7,526,537.500          681,306.000            195,119.000
          Abstain         12,004,411.080          305,272.000               0.000
Broker Non-Votes*              0.000                 0.000              8,934,287.000

(5)(f) Authorized the Trust, on behalf of the Money Market Fund, to vote at a meeting of the AMR Trust to approve a change to the fundamental investment limitation on concentration of investments in the banking industry with respect to the corresponding portfolio of the AMR Trust.

                    MONEY MKT
                  ---------------
    For           222,335,064.310
Against            7,345,953.500
Abstain           11,853,056.080

(6) Authorized the Trust, on behalf of each Fund, to vote at a meeting of the AMR Trust to approve a Conversion Agreement.

                                 TRUST
                            ---------------
              For           312,363,071.187
          Against            20,695,326.179
          Abstain            12,389,615.881
Broker Non-Votes*            20,115,849.000

---------------
*Certain broker-dealers, third party administrators and other intermediaries who offer Fund shares to their clients vote on behalf of their clients in favor of routine proposals (e.g., Proposals 1 and 4), while entering a "non-vote" for all non-routine proposals. If the underlying clients do not themselves vote the non-routine proposals, the shares remain in the broker non-vote category and effectively count as "against" votes.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST
(Unaudited)
================================================================================

     The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-seven funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                             OF TIME SERVED                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS        WITH EACH TRUST                              AND CURRENT DIRECTORSHIPS
---------------------      ------------------                   -------------------------------------------
INTERESTED TRUSTEES
                                  TERM
                                  ----
                             Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

William F. Quinn** (56)       President and       President (1986-Present) and Director (2001-Present), AMR Investment
                            Trustee since 1987    Services, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present),
                             and AMR Trust        American Airlines Federal Credit Union; Director, Crescent Real Estate Equities,
                                since 1995        Inc. (1994-Present); Director, Pritchard, Hubble & Herr, LLC (investment adviser)
                                                  (2001-Present); Director of Investment Committee, Southern Methodist University
                                                  Endowment Fund (1996-Present); Member of Advisory Board, Southern Methodist
                                                  University Cox School of Business (1999-2002); Member of Pension Manager
                                                  Committee, New York Stock Exchange (1997-1998, 2000-2002); Vice Chairman,
                                                  Committee for the Investment of Employee Benefits (2004-Present); Chairman of
                                                  Defined Benefit Sub-Committee, Committee for the Investment of Employee Benefits
                                                  (1982-2004); Director, United Way of Metropolitan Tarrant County (1988-2000,
                                                  2004-Present); Trustee, American AAdvantage Select Funds (1999-Present); Trustee,
                                                  American AAdvantage Mileage Funds (1995-Present).

Alan D. Feld** (68)         Trustee since 1996    Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present);
                                                  Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint
                                                  Properties, Inc. (1994-Present); Trustee, American AAdvantage Select Funds
                                                  (1999-Present); Trustee, American AAdvantage Mileage Funds (1996-Present).

NON-INTERESTED TRUSTEES
                                  TERM
                                  ----
                             Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

W. Humphrey Bogart (60)     Trustee since 2004    Consultant, New River Canada Ltd. (mutual fund servicing company)
                                                  (1998-2003); Board Member, Baylor University Medical Center Foundation
                                                  (1992-2004); Trustee, American AAdvantage Select Funds (2004-Present);
                                                  Trustee, American AAdvantage Mileage Funds (2004-Present).

Brenda A. Cline (44)        Trustee since 2004    Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art
                                                  Foundation (1993-Present); Trustee, Texas Christian University (1998-Present);
                                                  Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children's Health Foundation)
                                                  (2001-Present); Trustee, American AAdvantage Select Funds (2004-Present);
                                                  Trustee, American AAdvantage Mileage Funds (2004-Present).

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST - (CONTINUED)
(Unaudited)
================================================================================

                                  POSITION, TERM OF
                                  OFFICE AND LENGTH
                                   OF TIME SERVED                     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS              WITH EACH TRUST                               AND CURRENT DIRECTORSHIPS
---------------------             ------------------                  -------------------------------------------
NON-INTERESTED TRUSTEES (CONT.)
Richard A. Massman (61)           Trustee since 2004    Senior Vice President and General Counsel, Hunt Consolidated, Inc.
                                                        (holding company engaged in energy, real estate, farming, ranching and venture capital activities) (1994-Present); Trustee, American AAdvantage
                                                        Select Funds (2004-Present); Trustee, American AAdvantage Mileage Funds
                                                        (2004-Present).

Stephen D. O'Sullivan (69)         Trustee of Trust     Consultant (1994-Present); Trustee, American AAdvantage Select Funds
                                      since 1987        (1999-Present); Trustee, American AAdvantage Mileage Funds (1995-
                                   and AMR Trust        Present).
                                      since 1995

R. Gerald Turner (59)             Trustee since 2001    President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                                ChemFirst (1986-2002); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                                (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                     (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing)
                                                        (2003-Present); Director, First Broadcasting Investment Partners, LLC
                                                        (2003-Present); Member, United Way of Dallas Board of Directors; Member,
                                                        Salvation Army of Dallas Board of Directors; Member, Methodist Hospital
                                                        Advisory Board; Member, Knight Commission on Intercollegiate Athletics;
                                                        Trustee, American AAdvantage Select Funds (2001-Present); Trustee, American
                                                        AAdvantage Mileage Funds (2001-Present).

Kneeland Youngblood (49)          Trustee since 1996    Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                      (1998-Present); Director, Burger King Corporation (2004-Present); Trustee,
Suite 1740                                              The Hockaday School (1997-Present); Director, Starwood Hotels and Resorts
Dallas, Texas 75201                                     (2001-Present); Member, Council on Foreign Relations (1995-Present);
                                                        Director, Just For the Kids (1995-2001); Director, L&B Realty Advisors
                                                        (1998-2000); Trustee, Teachers Retirement System of Texas (1993-1999);
                                                        Director, Starwood Financial Trust (1998-2001); Trustee, St. Mark's School
                                                        of Texas (2002-Present); Trustee, American AAdvantage Select Funds
                                                        (1999-Present); Trustee, American AAdvantage Mileage Funds (1996-Present).

OFFICERS
                                        TERM
                                        ----
                                      One Year

Brian E. Brett (44)                 VP since 2004       Vice President, Director of Sales, AMR Investment Services, Inc.
                                                        (2004-Present); Regional Vice President, Neuberger Berman, LLC
                                                        (investment adviser) (1996-2004).

Nancy A. Eckl (42)                VP of Trust since     Vice President, Trust Investments, AMR Investment Services, Inc.
                                    1990 and AMR        (1990-Present).
                                   Trust since 1995

Michael W. Fields (50)            VP of Trust since     Vice President, Fixed Income Investments, AMR Investment Services, Inc.
                                    1989 and AMR        (1988-Present).
                                   Trust since 1995

Barry Y. Greenberg (41)           VP since 1995 and     Vice President, Legal, Compliance and Administration, AMR Investment
                                    Secretary since     Services, Inc. (1995-Present); Director, Pritchard, Hubble & Herr, LLC
                                        2004            (investment adviser) (2004-Present).

Rebecca L. Harris (38)             Treasurer since      Vice President, Finance, AMR Investment Services, Inc. (1995-Present).
                                        1995

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
AND THE AMR INVESTMENT SERVICES TRUST - (CONTINUED)
(Unaudited)
================================================================================

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                             OF TIME SERVED                     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS        WITH EACH TRUST                               AND CURRENT DIRECTORSHIPS
---------------------       ------------------                  -------------------------------------------

OFFICERS (CONT.)
John B. Roberson (46)         VP of Trust since    Vice President, Client Relations & Special Projects, AMR Investment
                               1989 and AMR        Services, Inc. (2004-Present); Vice President, Director of Sales, AMR
                              Trust since 1995     Investment Services, Inc. (1991-2004); Director, Pritchard, Hubble & Herr,
                                                   LLC (investment adviser) (2001-Present).

-----------------
* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust and AMR Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Trust's and AMR Trust's sub-advisers.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE FUNDS
PRIVACY POLICY
(Unaudited)
================================================================================

The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

o information we receive from you on applications or other forms;

o information about your transactions with us or our service providers; and

o information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                                  [LOGO OF AMR]

--------------------------------------------------------------------------------

                                  [LOGO OF AMR]

--------------------------------------------------------------------------------

                                    AMERICAN
                               AADVANTAGE FUNDS(R)
================================================================================

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi- Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

           [LOGO]                                                     [LOGO]
         BY E-MAIL:                                              ON THE INTERNET:
American_AAdvantage.Funds@aa.com                      Visit our website at www.aafunds.com

--------------------------------------------------------------------------------

                     [LOGO]                                                           [LOGO]
                  BY TELEPHONE:                                                      BY MAIL:
Cash Management Class         PlanAhead Class(R)                Cash Management Class
 Institutional Class          ------------------                 Institutional Class
--------------------         Call (800) 388-3344                  Platinum Class(SM)                  PlanAhead Class(R)
 Call (800) 658-5811                                              ------------------                  ------------------
  Platinum Class(SM)                                           American AAdvantage Funds          American AAdvantage Funds
 -------------------                                        4151 Amon Carter Blvd., MD 2450            P.O. Box 219643
Call (800) 967-9009                                              Fort Worth, TX 76155             Kansas City, MO 64121-9643

--------------------------------------------------------------------------------

       AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semiannual and annual report, each Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund's portfolio holdings is also available on the Funds' website (www.aafunds.com) approximately thirty days after the end of each fiscal quarter.

     AVAILIABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available in each Fund's Statement of Additional Information, which may be obtained free of charge by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. Each Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Funds' Forms N-PX are available on the SEC's website at www.sec.gov. Each Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

CUSTODIAN                      TRANSFER AGENT                     INDEPENDENT REGISTERED        DISTRIBUTOR
STATE STREET BANK AND TRUST    BOSTON FINANCIAL DATA SERVICES     PUBLIC ACCOUNTING FIRM        FORESIDE FUND SERVICES
Boston, Massachusetts          Kansas City, Missouri              ERNST & YOUNG LLP             Portland, Maine
                                                                  Chicago, Illinois

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

================================================================================

American Airlines, Inc.is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class and American AAdvantage Money Market Fund are registered service marks of AMR Investment Services, Inc. Platinum Class, American AAdvantage U.S. Government Money Market Fund, and American AAdvantage Municipal Money Market Fund are service marks of AMR Investment Services, Inc.

--------------------------------------------------------------------------------

533227

ITEM 2. CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the "Code"). The Trust did not amend the Code nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as
Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Stephen O'Sullivan, a member of the Trust's audit committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. O'Sullivan is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees     Fiscal Year Ended
----------     -----------------
  $36,217         10/31/2003
  $66,344         12/31/2003
  $39,460         10/31/2004
  $64,764         12/31/2004

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------
      $0                 10/31/2003
      $0                 12/31/2003
      $3,500*            10/31/2004
      $0                 12/31/2004

* For review of the registration statement of a feeder fund to the Trust

(c)

Tax Fees     Fiscal Year Ended
--------     -----------------
 $1,500*       10/31/2003
 $3,000*       12/31/2003
 $24,000**     10/31/2004
 $0            12/31/2004

* For review of 2002 tax returns
** For professional services related to the collectibility of tax reclaims in France

(d)

All Other Fees     Fiscal Year Ended
--------------     -----------------
     $0               10/31/2003
     $0               12/31/2003
     $0               10/31/2004
     $0               12/31/2004

(e)(1) Pursuant to its charter, the Trust's audit committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

        - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trust's financial statements, and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors;
        - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trust, an investment adviser to any series of the Trust or any entity controlling, controlled by, or under common control with an investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust;
        - to review the arrangements for and scope of the annual audit and any special audits; and
        - to review and approve the fees proposed to be charged to the Trust by the auditors for each audit and non-audit service.

The audit committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------
  $1,500       $0                   N/A                       10/31/2003
  $3,000       $0                   N/A                       12/31/2003
  $27,500      $0                   N/A                       10/31/2004
  $0           $0                   N/A                       12/31/2004

(h)     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for the Money Market Portfolio, the Municipal Money Market Portfolio and the U.S. Government Money Market Portfolio of the American Beacon Master Trust (formerly known as the AMR Investment Services Trust) are included in the American AAdvantage Funds shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1) Filed herewith as EX-99.CODE ETH.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Master Trust

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 9, 2005


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: March 9, 2005